United STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2004
Check here if Amendment             [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Aviva Investment Management Canada Ltd
Address:    The Exchange Tower
            130 King Street West
            Suite 2530, P.O. Box 172
            Toronto, Ontario M5X 1C7
            Canada

13F File Number: 028-10203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:           Mary Ward
Title:          Group Legal Operations Manager
Phone:          00 44 1603 684420
Signature, Place, and Date of Signing:
Mary Ward    London, United Kingdom    10 February, 2005

Report Type (Check only one.):
[ ]        13F HOLDINGS REPORT.
[X]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name:       Aviva plc          028-06609
Address:    St Helen's
            1 Undershaft
            London
            EC3P 3DQ
            United Kingdom

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.